FINANCIAL INSTRUMENTS - Foreign Currency Hedging (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, china_yuan_offshore in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions

Dec. 31, 2025
USD ($)
KRW (₩)
INR (₨)
HKD ($)
china_yuan_offshore
CAD ($)
SEK (kr)
EUR (€)
JPY (¥)
AED (د.إ)
NZD ($)
GBP (£)
SGD ($)
DKK (kr)
AUD ($)
BRL (R$)
R$ / $
$ / $
kr / $
€ / kr
₩ / $
€ / £
₨ / $
€ / kr
¥ / $
$ / $
kr / $
¥ / $
$ / $
€ / $
£ / $
$ / $
د.إ / €
£ / €
$ / $
		Dec. 31, 2024 USD ($) CAD ($) GBP (£) EUR (€) INR (₨) AED (د.إ) KRW (₩) BRL (R$) AUD ($) CNY (¥) china_yuan_offshore JPY (¥) $ / $ ₨ / $ ₩ / $ € / $ R$ / $ ¥ / $ £ / $ $ / $ د.إ / € £ / € ¥ / $
Disclosure of detailed information about financial instruments [line items]
Fair value	$ (53,276)	$ (60,623)
Fair value	$ 6,946	$ 8,549
Euros | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €	497	680
Fair value	$ (24)
Fair value		$ 14
Euros | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	83.00%	87.00%
Euros | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	94.00%	97.00%
British Pounds | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | £	996	2,120
Fair value	$ (19)	$ (141)
British Pounds | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	74.00%	75.00%
British Pounds | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	84.00%	93.00%
Australian Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional	372	261
Fair value	$ (2)
Fair value		$ 10
Australian Dollars | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	157.00%	147.00%
Australian Dollars | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	151.00%	162.00%
Brazilian Reais | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | R$	984	2,176
Fair value	$ (12)
Fair value		$ 7
Brazilian Reais | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	590.00%	514.00%
Brazilian Reais | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	794.00%	794.00%
South Korean Won | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ₩	611,705	683,800
Fair value	$ 17	$ 46
South Korean Won | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	136098.00%	121455.00%
South Korean Won | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	146022.00%	143000.00%
Indian Rupees | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ₨	61,141	59,488
Fair value		$ (3)
Fair value	$ 20
Indian Rupees | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	8687.00%	8489.00%
Indian Rupees | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	9678.00%	9184.00%
Hong Kong Dollar | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional	346
Fair value	$ 1
Hong Kong Dollar | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	751.00%
Hong Kong Dollar | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	768.00%
United Kingdom Pounds to Euro Hedge | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | £	258	294
Rates | £ / €	86.00%
Fair value	$ (6)
Fair value		$ 15
United Kingdom Pounds to Euro Hedge | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €		83.00%
United Kingdom Pounds to Euro Hedge | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €		87.00%
Canadian Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional	470	318
Fair value	$ (3)
Fair value		$ 0
Canadian Dollars | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	131.00%	134.00%
Canadian Dollars | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	141.00%	142.00%
Canadian Dollars | Cross currency swaps of C$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,400
Fair value	$ (50)
Canadian Dollars | Cross currency swaps of C$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	125.00%
Canadian Dollars | Cross currency swaps of C$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	134.00%
Canadian Dollars | Cross currency swaps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		1,900
Fair value		$ (106)
Canadian Dollars | Cross currency swaps of C$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $		125.00%
Canadian Dollars | Cross currency swaps of C$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $		134.00%
United Arab Emirates Dirham | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | د.إ	41	41
Rates | د.إ / €	368.00%	367.00%
Fair value	$ 0	$ 0
Chinese Yuan | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | china_yuan_offshore	2,797	2,797
Fair value	$ (10)
Fair value		$ 20
Chinese Yuan | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	677.00%	649.00%
Chinese Yuan | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	714.00%	724.00%
Swedish Krona | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | kr	778
Fair value	$ (4)
Swedish Krona | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $	902.00%
Swedish Krona | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $	971.00%
Japanese Yen | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ¥	15,330	18,866
Fair value	$ 10	$ 5
Japanese Yen | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $		13702.00%
Japanese Yen | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	13702.00%	13740.00%
New Zealand, Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional	30
Rates | $ / $	169.00%
Fair value	$ 0
Singapore Dollar | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional	225
Fair value	$ 1
Singapore Dollar | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	121.00%
Singapore Dollar | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	123.00%
Danish Krone | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | kr	54
Fair value	$ 0
Danish Krone | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $	601.00%
Danish Krone | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $	614.00%
Euro to Danish Krone Hedge | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €	18
Rates | € / kr	13.00%
Fair value	$ 0
Euro to United Kingdom Pounds Hedge | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €	2
Rates | € / £	109.00%
Fair value	$ 0
Euro to Swedish Krone Hedge | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €	214
Rates | € / kr	9.00%
Fair value	$ 0
Chinese Yuan | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ¥		0
Fair value		$ (2)
Chinese Yuan | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $		659.00%
Chinese Yuan | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $		677.00%